UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 21, 2014 to November 18, 2014

Commission File Number of issuing entity: 333-180779-06

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Bank of America, National Association
Morgan Stanley Mortgage Capital Holdings LLC
CIBC Inc.

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918867

38-3918868

38-3918869

38-7109059

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
A‑S			X
B			X
C			X
X‑A			X
PST			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On November 18, 2014 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:                       10/20/2014                           0.00
Current Distribution Date:                 11/18/2014                           0.00

*REO Account Balance
Prior Distribution Date:                       10/20/2014                          0.00
Current Distribution Date:                 11/18/2014                           0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:                       10/20/2014                           2,894.60
Current Distribution Date:                 11/18/2014                           2,989.12

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or Bank of America, National Association (each a “Securitizer”) and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 21, 2014 to November 18, 2014. Bank of America, National Association filed its most recent Form ABS-15G on November 13, 2014. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 14, 2014. The CIK Number of Bank of America, National Association is 0001102113. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Stonestown Galleria mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $14,972,485.00, a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

The Mall at Chestnut Hill mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $8,715,359.00, a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, relating to the November 18, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ Stephen W. Holmes

Stephen W. Holmes, Authorized Signatory

Date: November 26, 2014

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, relating to the November 18, 2014 distribution.